Other Investment	12 Months Ended
Mar. 31, 2026
Other Investment [Abstract]
Other investment
8	Other investment

	As of March 31,
	2025	2026	2026
	S$	S$	US$
Current:
Investment fund at fair value through profit or loss	-	10,439,015	8,096,500

Non-current:
Investment fund at fair value through profit or loss	3,448,147	4,165,631	3,230,863
Debt securities at amortized cost	514,038	511,391	396,635
	3,962,185	4,677,022	3,627,498
	3,962,185	15,116,037	11,723,998

Movement in other investments are as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Balance - beginning of the year	922,892	3,448,147	2,674,383
Addition	3,471,050	12,409,130	9,624,521
Disposal	(946,399)	(1,006,700)	(780,797)
Fair value gain (loss)	604	(245,931)	(190,744)
Balance – end of the year	3,448,147	14,604,646	11,327,363

As of the reporting date, the Company holds investments in a portfolio comprising:

●	Debt securities, classified as:

1.	Held-to-maturity (HTM) securities, measured at amortized cost; and

●	Equity investments, consisting of unit trusts over which the Company does not have significant influence.

The Company does not hold any available-for-sale securities as of the reporting date.